HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations

Supplement dated September 19, 2014 to your Prospectus

INVESTMENT ADVISER CORRECTION

LIFEPATH 2020 PORTFOLIO® - INVESTOR A SHARES

BlackRock Advisors, Inc., the investment adviser for the above referenced Sub-Account, is hereby corrected to read BlackRock Fund Advisors.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.